Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Tooling, production and test equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	4 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	1 year
Minimum [Member] | Office, furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	2 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Office, furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	5 years